Related Party Transactions	1 Months Ended	6 Months Ended			8 Months Ended
	Jan. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Related Party Transactions
NOTE 3. RELATED PARTY TRANSACTIONS
On January 7, 2021, the Company received a letter for a subscription for 500 shares of its common stock from Bitfury Top HoldCo B.V. (“Bitfury”) in exchange for a future payment of $5, which is recorded as subscription receivable on the balance sheet as of January 31, 2021. Bitfury is the sole stockholder and parent company of the Company. The Company received payment for the subscribed shares on February 24, 2021.
Please see discussion of the related party loan disclosed in Note 5.

NOTE 4. RELATED PARTY TRANSACTIONS
Subscription receivable
On January 7, 2021, the Company received a letter for a subscription for 500 shares of its Common Stock from Bitfury Top HoldCo in exchange for a future payment of $5, which was recorded as a subscription receivable on the balance sheet as of January 31, 2021. Bitfury Top HoldCo is the sole stockholder and parent company of the Company. The Company received payment for the subscribed shares on February 24, 2021.
Accounts payable, related party
The chief executive officer (“CEO”) and chief financial officer of the Company purchased several computers and funded other operating expenses of the Company and were subsequently reimbursed by an affiliate of Bitfury Top HoldCo. Additionally, the affiliate of Bitfury Top HoldCo also paid a consulting fee to the Company’s CEO for several months prior to the CEO being hired on a full-time basis by the Company. These amounts totaled $47,475 and were recorded as a related party accounts payable line item on the balance sheet as of July 31, 2021. In August 2021, the $47,475 was reclassified to the related party loan payable (see further discussion below).
Related party loan
The Company entered into a loan agreement with an affiliate of Bitfury Top HoldCo (the “Lender”) for an initial amount of $100,000 on February 8, 2021. The Lender approved several increases to the outstanding loan balance and also paid vendors directly on behalf of the Company, resulting in a total loan amount outstanding of $4,864,316 as of July 31, 2021. As of July 31, 2021, the loan had an interest rate of 0.3% per annum and the individual advances made under the loan were to mature one year after the date of each advance. Total accrued interest of $1,961 is included in accrued expenses on the balance sheet as of July 31, 2021.
Details of advances made under the loan agreement through July 31, 2021 are below:

Date of advance	Maturity date	Amount
February 8, 2021	February 7, 2022	$100,000
April 6, 2021	April 5, 2022	200,000
April 22, 2021	April 21, 2022	600,000
June 2, 2021	June 1, 2022	52,871
June 10, 2021	June 9, 2022	750,000
June 24, 2021	June 23, 2022	56,400
June 29, 2021	June 28, 2022	2,650,000
July 6, 2021	July 5, 2022	101,045
July 29, 2021	July 28, 2022	300,000
July 30, 2021	July 29, 2022	54,000

		$4,864,316

In August 2021, the Lender made additional payments totaling $2,173,722 on behalf of Cipher, and the accounts payable, related party balance of $47,475 was also reclassified into the outstanding loan balance, bringing the total outstanding loan balance to $7,038,038. On August 26, 2021, the loan agreement was amended by the parties to amend the interest rate per annum to 2.5%, to revise the maturity date to August 31, 2021 and to update the total amount disbursed under the loan to $7,038,038, which was repaid at the Closing on August 27, 2021. Outstanding interest due under the loan agreement will be cash settled between the parties in September 2021.

NOTE 8. RELATED PARTY TRANSACTIONS
Accounts payable, related party
The chief executive officer (“CEO”) and chief financial officer of the Company purchased several computers and funded other operating expenses of the Company and were subsequently reimbursed by an affiliate of Bitfury Top HoldCo. Additionally, the affiliate of Bitfury Top HoldCo also paid a consulting fee to the Company’s CEO for several months prior to the CEO being hired on a full-time basis by the Company. These amounts totaled $47,475 and were recorded as a related party accounts payable line item on the Company’s balance sheets until they were reclassified to the related party loan on August 26, 2021(see further discussion below).
Related party loan
The Company entered into a loan agreement with an affiliate of Bitfury Top HoldCo (the “Lender”) for an initial amount of $0.1 million on February 8, 2021. The interest rate under the loan was initially set at 0.3% and the Lender approved multiple increases to the outstanding loan balance, as well as paid vendors directly on behalf of the Company. On August 26, 2021, the loan agreement was amended by the parties to amend the interest rate per annum to 2.5%, to revise the maturity date to August 31, 2021, and to update the total amount disbursed under the loan to approximately $7.0 million, which included the reclassified accounts payable related party balance of $47,475. The $7.0 million outstanding loan balance was repaid by the Company at the Closing on August 27, 2021 by offsetting it against the $60.0 million of cash due under the Bitfury Private Placement. The Company has recorded accrued interest of $26,823 on its condensed consolidated balance sheet as of September 30, 2021, which represents all interest due to the Lender under this loan agreement at the revised interest rate of 2.5%.
Subscription receivable
On January 7, 2021, the Company received a letter for a subscription for 500 shares (200,000,000 shares converted at the Exchange Ratio) of its Common Stock from Bitfury Top HoldCo in exchange for a future payment of $5, which was recorded as a subscription receivable on the balance sheet as of January 31, 2021. The Company received payment for the subscribed shares on February 24, 2021.
As noted above in Note 3, related to the Bitfury Private Placement, there was a $1.7 million subscription receivable recorded on the condensed consolidated balance sheet as of September 30, 2021, which was received by the Company on October 4, 2021.
GOOD WORKS ACQUISITION CORP. [Member]
Related Party Transactions
Note 6 – Related Party Transactions
Founder Shares
In July 2020, Sponsor, and our officers and directors (collectively, the “Founders”) purchased an aggregate of 4,312,500 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000. In August 2020, certain of our initial stockholders forfeited 1,355,000 Founder Shares and the Anchor Investors purchased 1,355,000 Founder Shares for an aggregate purchase price of approximately $7,855, or approximately $0.006 per share. In October 2020, Sponsor forfeited an aggregate of 562,500 founder shares for no consideration, and GW Sponsor 2, LLC, an entity managed by Management, purchased from the Company 562,500 shares for a purchase price of $163,125. The Founder Shares include an aggregate of up to 562,500 shares subject to forfeiture by Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the Founders and Anchor Investors will collectively own 20% of the Company’s issued and outstanding shares after the Public Offering (assuming the Founders or Anchor Investors do not purchase any Public Shares in the Public Offering). On November 17, 2020, the underwriters canceled the remainder of the Over-Allotment Option. In connection with the cancellation of the remainder of the Over-Allotment Option, the Company cancelled an aggregate of 62,500 shares of common stock issued to Sponsor.
Of the Founder Shares, several of the Founders were holding an aggregate of 750,000 shares which they had agreed to contribute to a not-for-profit
organization that is mutually acceptable to them and the Company’s board of directors within six months after the Public Offering or such shares will be forfeited and cancelled. In February 2021, all of the 750,000 shares were transferred to not-for-profit
organizations that were approved by the board of directors.
The Founders (including the
not-for-profit
transferees) and Anchor Investor have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of earlier of (1) one year after the completion of the Business Combination and (2) the date on which the Company consummates a liquidation, merger, capital stock exchange, reorganization, or other similar transaction after the Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of our common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.
Promissory Note — Related Party
In addition, in order to finance transaction costs in connection with a Business Combination, Sponsor and its designees may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into Private Units of the post Business Combination entity at a price of $10.00 per Private Unit. The Private Units would be identical to the Private Units issued in the Private Placement. At June 30, 2021, no Working Capital Loans have been issued.
Administrative Support Agreement
The Company has agreed, commencing on the effective date of the Public Offering through the earlier of the Company’s consummation of a Business Combination and the liquidation of the Trust Account, to pay an affiliate of one of the Company’s executive officers $10,000 per month for office space, utilities and secretarial and administrative support.
Note 5—Related Party Transactions
Founder Shares
In July
2020, Sponsor, and our officers and directors (collectively, the “Founders”) purchased an aggregate of
4,312,500
 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $
25,000
. In August 2020, certain of our initial stockholders forfeited
1,355,000
Founder Shares and the Anchor Investors purchased
1,355,000
Founder Shares for an aggregate purchase price of approximately $
7,855
, or approximately $
0.006
per share. In October 2020, Sponsor forfeited an aggregate of
562,500
founder shares for no consideration, and GW Sponsor 2, LLC, an entity managed by Management, purchased from the Company
562,500
shares for a purchase price of $
163,125
.
The Founder Shares include an aggregate of up to 562,500 shares subject to forfeiture by Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Founders and Anchor Investors will collectively own 20% of the Company’s issued and outstanding shares after the Public Offering (assuming the Founders or Anchor Investors do not purchase any Public Shares in the Public Offering).
On November 17, 2020, the underwriters canceled the remainder of the Over-Allotment Option. In connection with the cancellation of the remainder of the Over-Allotment Option, the Company cancelled an aggregate of
62,500
shares of common stock issued to Sponsor.
Of the

Founder Shares, several of the Founders are holding an aggregate of
750,000
shares which they have agreed to contribute to a
not-for-profit
organization that is mutually acceptable to them and the Company’s board of directors within six months after the Public Offering or such shares will be forfeited and cancelled.
The Founders

and Anchor Investor have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of earlier of
(1) one year after the completion of the Business Combination and (2) the date on which the Company consummates a liquidation, merger, capital stock exchange, reorganization, or other similar transaction after the Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of our common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.
Promissory Note—Related Party
On June

30
,
2020
, the Company issued an unsecured promissory note to IBS Holding Corporation (the “Promissory Note”), an affiliate of the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $
432,500
. The Promissory Note was
non-interest bearing
and was payable on the earlier of (i) the consummation of the Public Offering or (ii) the date on which the Company determined not to proceed with the Public Offering. On October
22
,
2020
, the Company repaid the outstanding borrowings under the Promissory Note amounting to $
135,000
from the proceeds of the IPO not being placed in the Trust Account. As of December
31
,
2020
, the Company had
no
drawn downs under the promissory note.
Related Party Loans
In addition
, in order to finance transaction costs in connection with a Business Combination, Sponsor and its designees may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no
proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no
written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a
Business

Combination, without interest, or, at the lender’s discretion, up to $
1,500,000
of such Working Capital Loans may be convertible into Private Units of the post Business Combination entity at a price of $
10.00
per Private Unit. The Private Units would be identical to the Private Units issued in the Private Placement. At December
31
,
2020
, were
no
Working Capital Loans outstanding.
Administrative Support Agreement
The Company
has agreed, commencing on the effective date of the Public Offering through the earlier of the Company’s consummation of a Business Combination and the liquidation of the Trust Account, to pay an affiliate of one of the Company’s executive officers $10,000 per month for office space, utilities and secretarial and administrative support.